Consolidated Statements of Comprehensive Income (Parentheticals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement of comprehensive income [abstract]
Income tax relating to currency translation adjustments	$ 0	$ 0	$ 0	$ 0
Income tax relating to actuarial loss on post employment benefit obligations	0	0	0	0
Income tax relating to net change on equity investments	$ (1)	$ 2	$ (1)	$ (6)